Consolidating Financial Information (Condensed Consolidating Statements of Cash Flow) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash provided from (used in) operating activities	$ 272,811	$ 184,598	$ 164,047
Cash flows from investing activities:
Capital expenditures	(38,753)	(53,515)	(36,406)
Deposits for interest rate swap	(22,913)	(46,467)	(44,072)
Return of deposits for interest rate swap	21,260	33,600	36,180
Payments on settlement of interest rate swap	(5,148)	(5,148)	(2,574)
Receipts from settlement of interest rate swap	465	274	266
Proceeds from sale of equity securities	6,303	0	0
Proceeds from sale of short-term investment	0	300	0
Acquisition of business (net of cash acquired of $1.8 million)	0	0	(41,300)
Cash provided from (used in) investing activities	(38,786)	(70,956)	(87,906)
Cash flows from financing activities:
Net borrowings under revolving credit facility	53,000	18,000	4,000
Issuance of 4.10% senior notes	349,405	0	0
Repayment of 7.125% senior notes	(150,000)	0	0
Repayment of Foundry Park I mortgage loan	(63,544)	(2,731)	(2,125)
Net (repayments) borrowings under lines of credit	(3,641)	6,529	1,494
Dividends paid	(375,681)	(32,588)	(22,608)
Debt issuance costs	(6,485)	(3,233)	(3,992)
Repurchases of common stock	0	(98,093)	(121,517)
Proceeds from exercise of stock options	0	70	91
Excess tax benefits from stock-based payment arrangements	0	1,102	711
Payments on the capital lease	0	(144)	(835)
Repayment of Foundry Park I construction loan	0	0	(99,102)
Borrowing under Foundry Park I mortgage loan	0	0	68,400
Payment for financed intangible asset	0	0	(1,000)
Issuance of intercompany note payable, net	0		0
Repayment of intercompany note payable			0
Financing from affiliated companies	0	0	0
Cash provided from (used in) financing activities	(196,946)	(111,088)	(176,483)
Effect of foreign exchange on cash and cash equivalents	1,680	(1,376)	(2,297)
Increase (decrease) in cash and cash equivalents	38,759	1,178	(102,639)
Cash and cash equivalents at beginning of year	50,370	49,192	151,831
Cash and cash equivalents at end of year	89,129	50,370	49,192
Parent Company [Member]
Cash provided from (used in) operating activities	320,503	(14,126)	55,128
Cash flows from investing activities:
Capital expenditures	0	0	0
Deposits for interest rate swap	(22,913)	(46,467)	(44,072)
Return of deposits for interest rate swap	21,260	33,600	36,180
Payments on settlement of interest rate swap	(5,148)	(5,148)	(2,574)
Receipts from settlement of interest rate swap	465	274	266
Proceeds from sale of equity securities	0
Proceeds from sale of short-term investment		300
Acquisition of business (net of cash acquired of $1.8 million)			0
Cash provided from (used in) investing activities	(6,336)	(17,441)	(10,200)
Cash flows from financing activities:
Net borrowings under revolving credit facility	53,000	18,000	4,000
Issuance of 4.10% senior notes	349,405
Repayment of 7.125% senior notes	(150,000)
Repayment of Foundry Park I mortgage loan	0	0	0
Net (repayments) borrowings under lines of credit	0	0	0
Dividends paid	(375,681)	(32,588)	(22,608)
Debt issuance costs	(6,485)	(3,233)	(2,468)
Repurchases of common stock		(98,093)	(121,517)
Proceeds from exercise of stock options		70	91
Excess tax benefits from stock-based payment arrangements		1,102	0
Payments on the capital lease		0	0
Repayment of Foundry Park I construction loan			0
Borrowing under Foundry Park I mortgage loan			0
Payment for financed intangible asset			0
Issuance of intercompany note payable, net	(58,935)		0
Repayment of intercompany note payable			0
Financing from affiliated companies	(120,487)	146,309	57,583
Cash provided from (used in) financing activities	(309,183)	31,567	(84,919)
Effect of foreign exchange on cash and cash equivalents	0	0	0
Increase (decrease) in cash and cash equivalents	4,984	0	(39,991)
Cash and cash equivalents at beginning of year	17	17	40,008
Cash and cash equivalents at end of year	5,001	17	17
Guarantor Subsidiaries [Member]
Cash provided from (used in) operating activities	141,519	178,951	109,106
Cash flows from investing activities:
Capital expenditures	(22,621)	(25,190)	(20,804)
Deposits for interest rate swap	0	0	0
Return of deposits for interest rate swap	0	0	0
Payments on settlement of interest rate swap	0	0	0
Receipts from settlement of interest rate swap	0	0	0
Proceeds from sale of equity securities	6,303
Proceeds from sale of short-term investment		0
Acquisition of business (net of cash acquired of $1.8 million)			0
Cash provided from (used in) investing activities	(16,318)	(25,190)	(20,804)
Cash flows from financing activities:
Net borrowings under revolving credit facility	0	0	0
Issuance of 4.10% senior notes	0
Repayment of 7.125% senior notes	0
Repayment of Foundry Park I mortgage loan	(63,544)	(2,731)	(2,125)
Net (repayments) borrowings under lines of credit	0	0	0
Dividends paid	(344,146)	(2,520)	(2,800)
Debt issuance costs	0	0	(1,524)
Repurchases of common stock		0	0
Proceeds from exercise of stock options		0	0
Excess tax benefits from stock-based payment arrangements		0	711
Payments on the capital lease		(144)	(835)
Repayment of Foundry Park I construction loan			(99,102)
Borrowing under Foundry Park I mortgage loan			68,400
Payment for financed intangible asset			(1,000)
Issuance of intercompany note payable, net	58,935		(43,807)
Repayment of intercompany note payable			(950)
Financing from affiliated companies	220,528	(146,309)	(57,583)
Cash provided from (used in) financing activities	(128,227)	(151,704)	(140,615)
Effect of foreign exchange on cash and cash equivalents	575	(121)	(2,173)
Increase (decrease) in cash and cash equivalents	(2,451)	1,936	(54,486)
Cash and cash equivalents at beginning of year	9,653	7,717	62,203
Cash and cash equivalents at end of year	7,202	9,653	7,717
Non-Guarantor Subsidiaries [Member]
Cash provided from (used in) operating activities	62,565	52,521	14,724
Cash flows from investing activities:
Capital expenditures	(16,132)	(28,325)	(15,602)
Deposits for interest rate swap	0	0	0
Return of deposits for interest rate swap	0	0	0
Payments on settlement of interest rate swap	0	0	0
Receipts from settlement of interest rate swap	0	0	0
Proceeds from sale of equity securities	0
Proceeds from sale of short-term investment		0
Acquisition of business (net of cash acquired of $1.8 million)			(41,300)
Cash provided from (used in) investing activities	(16,132)	(28,325)	(56,902)
Cash flows from financing activities:
Net borrowings under revolving credit facility	0	0	0
Issuance of 4.10% senior notes	0
Repayment of 7.125% senior notes	0
Repayment of Foundry Park I mortgage loan	0	0	0
Net (repayments) borrowings under lines of credit	(3,641)	6,529	1,494
Dividends paid	(7,671)	(30,228)	(12,111)
Debt issuance costs	0	0	0
Repurchases of common stock		0	0
Proceeds from exercise of stock options		0	0
Excess tax benefits from stock-based payment arrangements		0	0
Payments on the capital lease		0	0
Repayment of Foundry Park I construction loan			0
Borrowing under Foundry Park I mortgage loan			0
Payment for financed intangible asset			0
Issuance of intercompany note payable, net	0		43,807
Repayment of intercompany note payable			950
Financing from affiliated companies	0	0	0
Cash provided from (used in) financing activities	(11,312)	(23,699)	34,140
Effect of foreign exchange on cash and cash equivalents	1,105	(1,255)	(124)
Increase (decrease) in cash and cash equivalents	36,226	(758)	(8,162)
Cash and cash equivalents at beginning of year	40,700	41,458	49,620
Cash and cash equivalents at end of year	76,926	40,700	41,458
Total Consolidating Adjustments [Member]
Cash provided from (used in) operating activities	(251,776)	(32,748)	(14,911)
Cash flows from investing activities:
Capital expenditures	0	0	0
Deposits for interest rate swap	0	0	0
Return of deposits for interest rate swap	0	0	0
Payments on settlement of interest rate swap	0	0	0
Receipts from settlement of interest rate swap	0	0	0
Proceeds from sale of equity securities	0
Proceeds from sale of short-term investment		0
Acquisition of business (net of cash acquired of $1.8 million)			0
Cash provided from (used in) investing activities	0	0	0
Cash flows from financing activities:
Net borrowings under revolving credit facility	0	0	0
Issuance of 4.10% senior notes	0
Repayment of 7.125% senior notes	0
Repayment of Foundry Park I mortgage loan	0	0	0
Net (repayments) borrowings under lines of credit	0	0	0
Dividends paid	351,817	32,748	14,911
Debt issuance costs	0	0	0
Repurchases of common stock		0	0
Proceeds from exercise of stock options		0	0
Excess tax benefits from stock-based payment arrangements		0	0
Payments on the capital lease		0	0
Repayment of Foundry Park I construction loan			0
Borrowing under Foundry Park I mortgage loan			0
Payment for financed intangible asset			0
Issuance of intercompany note payable, net	0		0
Repayment of intercompany note payable			0
Financing from affiliated companies	(100,041)	0	0
Cash provided from (used in) financing activities	251,776	32,748	14,911
Effect of foreign exchange on cash and cash equivalents	0	0	0
Increase (decrease) in cash and cash equivalents	0	0	0
Cash and cash equivalents at beginning of year	0	0	0
Cash and cash equivalents at end of year	$ 0	$ 0	$ 0